Related Party Transactions (Merger Narrative) (Details)	0 Months Ended
	Jul. 24, 2012	Mar. 30, 2012	Dec. 22, 2011	Jul. 01, 2014
Related party transactions
After completion of initial public offering, Equity Sponsors continue to hold in common stock (as a percent)				65.00%
Charlotte Investor IV, L.P. [Member] | Affiliate of BAS [Member]
Related party transactions
Number of common shares distributed	1,666,666
SvM [Member] | Ridgemont [Member] | Affiliate of BAS [Member]
Related party transactions
Common stock sold to related party		5,000,000
SvM [Member] | BAS [Member]
Related party transactions
Common stock purchased from BAS (in shares)			5,000,000